Employee Retirement Plans - Net Periodic Pension Expense and Other Postretirement Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Benefits
Defined Benefit Plan Disclosure
Service cost	$ 11.2	$ 11.9	$ 10.1
Interest cost	26.3	25.0	26.8
Expected return on assets	(35.0)	(33.6)	(32.4)
Curtailment gain	(0.2)	(1.4)	(1.2)
Amortization of:
Prior service cost (benefit)	0.3	0.3	0.3
Actuarial loss (gain)	13.4	16.7	10.9
Net benefit cost	16.0	18.9	14.5
Change in associated regulatory liabilities	0.0	0.0	0.0
Net benefit cost after change in regulatory liabilities	16.0	18.9	14.5
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Service cost	0.5	1.0	0.7
Interest cost	0.8	0.8	0.9
Expected return on assets	(0.7)	(0.7)	(0.6)
Curtailment gain	0.0	0.0	0.0
Amortization of:
Prior service cost (benefit)	(6.3)	(0.6)	(0.6)
Actuarial loss (gain)	(0.1)	0.3	0.0
Net benefit cost	(5.8)	0.8	0.4
Change in associated regulatory liabilities	(0.5)	(0.5)	1.0
Net benefit cost after change in regulatory liabilities	$ (6.3)	$ 0.3	$ 1.4